Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET (LOSS) INCOME PER SHARE

NOTE 16 — NET (LOSS) INCOME PER SHARE

On the Closing Date, the Company completed the Business Combination with both of TIL and TAC, whereby the Company received 55,500,000 shares in exchange for all of its share capital. The effect of the Business Combination was recast to reflect the reverse recapitalization as of January 1, 2021, and will be utilized for the calculation of earnings per share in all prior periods. The per share amounts have been updated to show the effect of the exchange on earnings per share as if the exchange occurred at the beginning of both fiscal years for the consolidated financial statements of the Company. The impact of the stock exchange is also shown on the Company’s consolidated statements of changes in shareholders’ equity.

Since the Company reported a net loss for the year ended December 31, 2022, it was required by ASC 260 to use basic weighted-average shares outstanding when calculating diluted net loss per share for the year ended December 31, 2022, as the potential dilutive securities are anti-dilutive.

	Years ended December 31,
	2022	2021
Numerator:
Net (loss) income attributable to the Company’s shareholders	$(44,520,635)	$96,463,523

Denominator:
Weighted average ordinary shares outstanding
Basic	56,084,858	55,500,000
Diluted	56,084,858	55,500,000

Net (loss) income per share
Basic	$(0.79)	$1.74
Diluted	$(0.79)	$1.74

For the year ended December 31, 2022, diluted weighted average ordinary shares outstanding is equal to basic weighted average ordinary shares, due to the Company’s net loss position. Hence, no ordinary shares equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact:

	Years ended December 31,
	2022	2021
Public and private warrants (Note 14)	4,825,000	—
Shares award granted (Note 15)	5,946,100	—

	10,771,100	—